Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Details of Amounts Presented in Different Currency
(i) Foreign exchange risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in functional currency units, was as follows:
At the reporting date, the carrying amount value of the Group’s financial assets and liabilities held in US Dollars were as follows:

	12/31/2021	12/31/2020
Balance sheet

Cash and cash equivalents	20,990	11,676
Accounts receivable	9,477	3,151
Other receivables	15,411	1,206

Current assets	45,878	16,033

Leases, property and equipment	3,216	4,049

Non-current assets	3,216	4,049

Trade payables	2,011	9
Deferred revenue	—	—
Lease	—	1,008
Labor and social security obligations	9,521	7,527

Current liabilities	11,532	8,544

Payables to related parties	282	—
Lease	3,104	2,712

Non-current liabilities	3,386	2,712

Net Equity	34,176	8,826

Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement
The aggregate net foreign exchange gains/losses recognized in profit or loss were:

	12/31/2021	12/31/2020	12/31/2019
Net foreign exchange result

Financial revenue	—	416	56
Financial expense	(372)	(193)	(196)

Net foreign exchange result, net	(372)	223	(140)

Summary of Detail of Net Debt
This section sets out an analysis of net debt and the movements in net debt for each of the years presented.

	12/31/2021	12/31/2020
Cash and cash equivalents	102,569	83,449
Financial instruments at fair value through profit or loss (i)	1,372,926	8,253
Trade payables	(831)	(1,039)
Labor and social security obligations	(106,299)	(40,724)
Accounts payable	(10,677)	(125,828)
Lease liabilities	(85,544)	(106,199)

Net debt	1,272,144	(182,088)
(i)	Comprised of liquid and illiquid investments. Liquid investments are current assets that are traded in an active market. Illiquid investments are comprised of assets that trade infrequently.

	Financial liabilities		Other assets
	Payables	Lease liabilities	Cash and cash equivalents	Financial instruments at fair value through profit or loss
Net debt as at December 31, 2019	(68,976)	(102,891)	3,896	85,944
Cash flow and dividends provision (ii)	(98,412)	19,652	76,735	(78,959)

Fair value adjustment (ii)	—	—	468	1,278

Amortization cost	(203)	—	—	—

Addition and finance expenses accrual	—	(21,949)	—	—

Foreign exchange adjustments	—	—	2,350	—

Other changes (iii)	—	(1,011)	—	—

December 31, 2020	(167,591)	(106,199)	83,449	8,253

Cash flow and dividends provision	49,784	21,790	15,999	1,340,393

Fair value adjustment	—	—	3,121	24,280

Addition and finance expenses accrual	—	(823)	—	—

Foreign exchange adjustments	—	—	—	—

Other changes (iii)	—	(312)	—	—

December 31, 2021	(117,807)	(85,544)	102,569	1,372,926

(ii)	Amounts restated for better presentation and comparable purposes.

(iii)	Other changes include non-cash movements, including Cumulative Translation Adjustments (“CTA”) which will be presented as in other comprehensive income statement.

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
Maturities of financial liabilities
The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for significant financial liabilities.

Contractual maturities of financial liabilities at December 31, 2021	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount

Trade payables	(831)	—	—	(831)	(831)
Labor and social security obligations	(106,299)	—	—	(106,299)	(106,299)
Lease liabilities	(22,304)	(41,452)	(57,008)	(120,764)	(85,544)
Accounts payable	(10,677)	—	—	(10,677)	(10,677)

Total	(140,111)	(41,452)	(57,008)	(238,571)	(203,351)

Contractual maturities of financial liabilities at December 31, 2020	Less than 1 year	Between 1 and 3 years	Over 3 years	Total	Carrying amount

Trade payables	(1,039)	—	—	(1,039)	(1,039)
Labor and social security obligations	(40,724)	—	—	(40,724)	(40,724)
Lease liabilities	(19,828)	(40,279)	(113,929)	(174,036)	(106,199)
Accounts payable	(125,795)	(33)	—	(125,828)	(125,828)

Total	(187,386)	(40,312)	(113,929)	(341,627)	(273,790)

Summary of Maturity Analysis of Lease Liabilities
The amounts disclosed in the table below are the lease liabilities contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At 31 December 2021	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2023	(18,990)	(1,216)	(1,116)	(21,322)	(18,788)
2024	(18,990)	—	(1,140)	(20,130)	(14,940)
2025	(14,905)	—	—	(14,905)	(9,784)
2026	(9,186)	—	—	(9,186)	(5,288)
2027	(9,186)	—	—	(9,186)	(4,682)
2028	(9,186)	—	—	(9,186)	(4,145)
2029	(9,186)	—	—	(9,186)	(3,670)
2030	(5,359)	—	—	(5,359)	(1,943)

Total	(94,988)	(1,216)	(2,256)	(98,460)	(63,240)

Contractual maturities of financial liabilities At 31 December 2020	Rio de Janeiro Office (BM336)	São Paulo Office	NY Office (3rd Avenue)	Total contractual cash flows	Carrying amount non-current liabilities

2022	(17,148)	(2,930)	(1,038)	(21,116)	(17,635)
2023	(17,148)	(977)	(1,038)	(19,163)	(14,254)
2024	(17,148)	—	(1,038)	(18,186)	(12,004)
2025	(17,148)	—	—	(17,148)	(9,871)
2026	(17,148)	—	—	(17,148)	(8,740)
2027	(17,148)	—	—	(17,148)	(7,738)
2028	(17,148)	—	—	(17,148)	(6,851)
2029	(17,148)	—	—	(17,148)	(6,066)
2030	(10,003)	—	—	(10,003)	(3,212)

Total	(147,187)	(3,907)	(3,114)	(154,208)	(86,371)

Summary of Risk factors related to its investments

Risk Factor	Variation in	Stress Scenario (*)	Financial Impact (**)

Current inflation	inflation index	-100bps	15.3

Exchange traded real estate funds	Share prices	-10%	(10.9)

Brazilian stock prices	Share prices	-10%	(7.4)

Fixed-rate offshore rates	US yield curve	-100bps	(7.7)

Foreign exchange rate	Foreign exchange rates	10% (***)	5.0

Domestic base overnight rate	Domestic base overnight rate	-100bps	(8.0)

(*)	bps - basis point (1bps = 0,01%)
(**)	In millions of Brazilian reais
(***)	Brazilian reais devaluation against US Dollars